COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments (unaudited)

December 31, 2022

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 64.8%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$476,000

Anthology West MD #4 - Series A - 2041 (g)	12/15/2041	6.25%	1,100,000	998,833

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,630,000	3,803,915

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	620,683

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,318,052

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,345,200

Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	584,525

Base Village MD #2 - Series A - 2048 (g)	12/15/2048	6.50%	3,500,000	2,352,035

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,462,120

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,158,393

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	5,797,114

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,535,180

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,066,312

Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,532,120

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	2,850,480

Bramming Farm MD #1 - Series A - 2044 (d)	12/1/2044	6.00%	1,910,000	1,775,994

Brighton Crossing MD #4 - Series A - 2037	12/1/2037	5.00%	525,000	506,263

Brighton Crossing MD #4 - Series A - 2047	12/1/2047	5.00%	2,965,000	2,709,625

Brighton Crossing MD #4 - Series B - 2047 (g)	12/1/2047	7.00%	670,000	599,751

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,377,383

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	4.75%	6,340,000	5,226,506

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,480,000	1,281,680

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,381,460

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,513,520

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	2,863,725

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,655,389

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	20,500,000	17,386,255

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,380,000	1,172,365

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	9,774,560

City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,818,690

City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,270,801

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	5,625,000	4,871,756

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,037,030

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,603,116

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	2,000,000	1,671,500

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,256,349

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,030,702

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	7,645,794

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	16,608,595

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	1,956,580

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,588,491	3,426,015

Colorado Centre MD - Series A - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,782,000

Colorado Centre MD - Series A - 2027 (f)(i)	1/1/2027	9.00%	2,076,440	1,495,037

CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,245,000	3,082,166

CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	24,845,000	24,281,267

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,380,000	16,918,735

CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,325,000	8,057,435

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,420,000	7,839,273

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	36,525,000	34,881,010

CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,560,000	5,974,651

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	24,315,000	22,289,804

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	4,904,884

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,809,677

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,681,770

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	8,963,145

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	17,743,738

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,186,820

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,890,378

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	8,760,000	8,414,593

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,587,012

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	80,470,000	77,813,685

CECFA CEC / Aurora Charter School - Series A - 2029 (m)	7/1/2029	6.00%	2,540,000	2,427,351

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	4,060,000	3,930,770

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,407,701

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	37,820,919

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,663,611

CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,940,681

700 Kalamath LLC - Series A - 2013 (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000

CHFA / Casey’s Pond Living - Series A - 2032 (l)	6/1/2032	0.00%	8,110,000	4,055,000

CHFA / Casey’s Pond Living - Series A - 2042 (l)	6/1/2042	0.00%	10,665,000	5,332,500

CHFA / Casey’s Pond Living - Series A - 2047 (l)	6/1/2047	0.00%	8,600,000	4,300,000

Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	586,000	544,722

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,384,565

Conifer MD - Series A - 2030	12/1/2030	0.00%	10,000,000	4,000,000

Conifer MD - Series A - 2032	12/1/2032	0.00%	1,450,000	580,000

Conifer MD - Series A - 2033	12/1/2033	0.00%	1,550,000	620,000

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,765,000	1,569,350

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,214,472

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Dacono Urban Renewal Authority - Series A - 2039 (g)	12/1/2039	6.25%	2,969,000	2,735,340

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,043,421

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	4,971,323

Denver Intl Business Center MD #1 - Series B - 2048	12/1/2048	6.00%	4,585,000	4,450,430

Denver West Promenade MD - Series A - 2031	12/1/2031	5.13%	500,000	491,740

Denver West Promenade MD - Series B - 2046 (g)	12/15/2046	6.00%	500,000	463,775

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,227,375

Eagle Brook MD - Series A - 2051 (g)	12/1/2051	5.00%	1,600,000	1,328,096

ECCV Water & Sanitation District - Series A - 2023 (c)	11/15/2023	5.00%	1,011,000	1,011,263

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	5,455,620

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,633,316

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,042,000	882,616

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	529,273

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,527,053

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	429,140

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	3,242,894

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	6,631,783

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	13,633,887

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,723,175

Fort Lupton Golf Course - Series A - 2037 (a)	12/15/2037	0.00%	620,000	6,200

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	3,325,000	2,433,401

Green Gables MD #2 - Series B - 2048 (g)	12/15/2048	8.25%	1,689,000	1,559,859

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,094,145

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,656,289

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,686,498

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,288,250

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,632,868

Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,194,831

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	643,981

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,296,947

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	7,894,470

Hunter’s Overlook MD #5 - Series B - 2049 (g)	12/15/2049	8.50%	1,827,000	1,660,725

Hunter’s Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,059,418

Hyland Village MD - Series A - 2027	12/1/2027	8.00%	4,770,000	2,623,500

Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,075,000	985,754

Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	677,422

Inspiration MD - Series B - 2036	12/15/2036	5.00%	788,000	681,644

Iron Works Village MD - Series A - 2048	12/1/2048	5.88%	1,500,000	1,581,525

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,771,154

Jefferson Center MD #1 - Series B - 2050	12/15/2050	5.75%	14,414,000	13,482,279

Karl’s Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,057,749

Karl’s Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	2,715,001

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	15,887,095

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	8,784,125

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,717,994

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	828,530

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,021,700

Lincoln Meadows MD - Series A - 2031	12/1/2031	8.00%	6,775,000	7,345,726

Littleton Village MD #2 - Series A - 2045	12/1/2045	5.38%	1,624,000	1,550,595

Littleton Village MD #2 - Series B - 2028 (g)	12/15/2028	7.63%	1,140,000	1,113,096

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	9,600,878

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,190,000	1,131,654

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	578,273

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	29,704,540

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,034,793

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	14,924,767

Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,045,000	884,613

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,271,499

Mirabelle MD #2 - Series A - 2049	12/1/2049	5.00%	1,250,000	1,086,413

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	7.38%	1,473,000	1,298,950

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	10,220,230

Mount Carbon MD - Series C - 2043 (e)(g)	6/1/2043	0.00%	521,078	521,078

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	5,733,173

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	783,140

Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	500,000	477,075

Mountain Shadows MD - Series B - 2046 (g)	12/15/2046	7.50%	1,800,000	1,636,524

Mountain Shadows MD - Series C - 2040 (g)	12/15/2040	10.00%	1,994,000	1,872,286

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,034,834

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	8,620,491

Murphy Creek MD #3 - Series A - 2026	12/1/2026	6.00%	2,540,000	2,540,000

Murphy Creek MD #3 - Series A - 2035	12/1/2035	6.13%	1,880,000	1,880,000

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,477,968

Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,048,815

Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,289,875

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	1,738,060

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	929,210

Palisade Park North MD #2 - Series A - 2047	12/1/2047	5.63%	1,740,000	1,664,171

Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	2,862,298

Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	4,868,606

Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,157,239

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,906,000	1,743,247

Parker Automotive MD - Series B - 2032 (g)	12/15/2032	8.00%	3,785,000	3,615,318

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	21,959,918

Pioneer MD #3 - Series A - 2046 (g)	12/1/2046	6.50%	2,646,000	2,463,056

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,376,253

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,066,908

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	388,763

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,184,456

PFA / Colorado Skies Academy - Series A - 2025 (m)	7/1/2025	5.63%	10,290,000	9,931,805

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,725,000	27,858,367

Ravenna MD - Series B - 2026 (d)(g)	12/15/2026	7.50%	8,000,000	7,092,800

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,803,000	1,604,688

Rendezvous MD #4 - Series B - 2048 (g)	10/15/2048	8.00%	1,189,000	1,069,720

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	4,605,833

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	449,035

Rex Ranch MD - Series B - 2047 (g)	12/15/2047	7.88%	445,000	406,361

Ritoro MD - Series B - 2049 (g)	12/15/2049	8.50%	2,190,000	2,239,275

Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	465,000

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	567,500

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	959,593

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,716,316

Rock Creek MD - Series A - 2041 (g)	12/1/2041	4.50%	2,230,000	1,755,434

Rock Creek MD - Series A - 2050 (g)	12/1/2050	4.75%	3,880,000	2,887,186

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	2,970,568

Rose Hill Acres MD - Series A - 2050	12/1/2050	5.00%	2,990,000	2,554,985

Rose Hill Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	829,001

Roxborough Village MD - Series A - 2042 (f)(i)	12/31/2042	0.00%	242,645	26,691

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,575,431

Sabell MD - Series A - 2050	12/1/2050	5.00%	1,055,000	886,801

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	542,818

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,327,730

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	4,643,050

Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	2,288,000

Southglenn MD - Series A - 2030	12/1/2030	5.00%	2,285,000	2,259,659

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,810,834

Spring Hill MD #3 - Senior Bonds - 2052	12/1/2052	6.75%	10,305,000	10,322,828

Spring Valley MD #4 - Senior Bonds - 2040	12/1/2040	5.00%	1,410,000	1,247,963

Spring Valley MD #4 - Senior Bonds - 2050	12/1/2050	5.12%	1,775,000	1,478,238

Spring Valley MD #4 - Subordinate Bonds - 2050 (g)	12/15/2050	7.63%	2,811,000	2,459,990

St Vrain Lakes MD #2 - Senior Bonds - 2037	12/1/2037	5.00%	4,000,000	3,829,360

St. Vrains Lakes MD #2 - Series A - 2047	12/1/2047	5.13%	3,050,000	2,795,234

St Vrain Lakes MD #2 - Subordinate Bonds - 2047 (g)	12/15/2047	7.63%	1,083,000	1,045,593

STC MD #2 - Senior Bonds - 2025	12/1/2025	3.00%	555,000	523,232

STC MD #2 - Senior Bonds - 2029	12/1/2029	4.00%	1,615,000	1,494,876

STC MD #2 - Senior Bonds - 2038	12/1/2038	5.00%	8,160,000	7,604,875

STC MD #2 - Subordinate Bonds - 2049 (g)	12/15/2049	8.00%	3,954,000	3,586,634

Sterling Ranch MD #2 - Senior Bonds - 2032	12/1/2032	5.25%	1,340,000	1,299,733

Sterling Ranch MD #2 - Senior Bonds - 2042	12/1/2042	5.50%	5,645,000	5,301,050

Sterling Ranch MD #2 - Senior Bonds - 2051	12/1/2051	5.75%	11,750,000	10,982,255

Stetson Ridge MD #3 - Subordinate Bonds - 2042 (g)(m)	12/15/2042	7.50%	301,000	270,662

Stone Ridge MD #2 - Senior Bonds - 2031	12/1/2031	0.00%	11,896,000	1,903,360

Tallyn’s Reach MD #3 - Senior Bonds - 2038	11/1/2038	5.13%	2,070,000	2,105,501

Third Creek MD #1 - Senior Bonds - 2037	12/1/2037	4.50%	1,130,000	945,754

Third Creek MD #1 - Senior Bonds - 2042	12/1/2042	4.50%	1,500,000	1,171,050

Third Creek MD #1 - Senior Bonds - 2051	12/1/2051	4.75%	5,115,000	3,823,002

Thompson Crossing MD #4 - Senior Bonds - 2039	12/1/2039	5.00%	1,410,000	1,308,466

Thompson Crossing MD #4 - Senior Bonds - 2049	12/1/2049	5.00%	1,315,000	1,138,238

Trails At Crowfoot MD #3 - Subordinate Bonds - 2049 (g)	12/15/2049	9.00%	3,135,000	2,873,165

Valagua MD - Senior Bonds - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Villages At Murphy Creek MD #1 - Senior Bonds - 2051 (g)	12/1/2051	5.50%	12,358,000	10,121,449

Vincent Village MD - Senior Bonds - 2051	12/1/2051	5.00%	1,970,000	1,604,270

Waterfall MD #1 - Senior Bonds - 2052	12/1/2052	5.25%	2,295,000	2,045,327

Westcreek MD #2 - Senior Bonds - 2048	12/1/2048	5.38%	1,300,000	1,197,833

Westerly MD #4 - Senior Bonds - 2031	12/1/2031	4.13%	600,000	523,590

Westerly MD #4 - Senior Bonds - 2040	12/1/2040	5.00%	2,255,000	2,018,766

Westerly MD #4 - Senior Bonds - 2050	12/1/2050	5.00%	5,250,000	4,393,725

Westerly MD #4 - Senior CABs - 2050	12/1/2026	0.00%	1,000,000	632,380

Whispering Pines MD #1 - Senior Bonds - 2037	12/1/2037	5.00%	2,000,000	1,907,340

White Buffalo MD #3 - Senior Bonds - 2050	12/1/2050	5.50%	4,780,000	4,285,413

Wild Plum MD - Senior Bonds - 2049	12/1/2049	5.00%	595,000	625,446

Willow Springs MD - Subordinate Bonds - 2049 (g)	12/15/2049	7.75%	650,000	576,726

Woodmen Heights MD #2 - Subordinate Bonds - 2040 (g)	12/15/2040	7.50%	3,358,000	3,014,544

Wyndham Hill MD #2 - Subordinate Bonds - 2049 (g)	12/15/2049	7.63%	9,600,000	8,660,256

Colorado (amortized cost $1,202,980,585)			1,274,303,328	1,086,743,599

Colorado Municipal Bonds (amortized cost $1,202,980,585)			$1,274,303,328	$1,086,743,599

Other Municipal Bonds 5.7%
South Dakota 81.0%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,595,866

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	2,265,000	2,099,179

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	2,942,872

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,252,918

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,677,844

Flandreau Santee Sioux Tribe / Gaming - Series A - 2024 (m)	1/1/2024	8.28%	950,000	927,191

Flandreau Santee Sioux Tribe / Gaming - Series A - 2025 (m)	1/1/2025	8.28%	1,030,000	984,495

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,051,233

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,125,976

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,209,605

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,006,485

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	704,650

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	738,921

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	769,535

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	799,776

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	838,730

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	872,768

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	915,325

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	953,121

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	999,259

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,045,048

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,098,981

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,319,352

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,329,410

Lower Brule Sioux Tribe - Series A - 2025 (m)	3/1/2025	5.88%	1,060,000	985,885

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	2,600,000	2,391,428

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,539,291

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	6,050,000	4,985,745

Oglala Sioux Tribe - Series A - 2024 (m)	10/1/2024	5.50%	1,985,000	1,939,285

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	777,304

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,149,377

South Dakota (amortized cost $90,943,638)			90,950,000	78,026,852

Puerto Rico 9.2%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	103,109	103,886

Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	104,103

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	102,850

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	100,949

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	80,272

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	70,035

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	58,428

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	76,035

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	75,711

Puerto Rico - Series A - 2024	7/1/2024	0.00%	30,955	28,690

Puerto Rico - Series A - 2033	7/1/2033	0.00%	119,142	64,403

Puerto Rico - Series A - 2043	7/1/2043	0.00%	438,347	191,777

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	261,313

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	128,439

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	908,701

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,360,618

Puerto Rico / Sales Tax - Series A - 2024	7/1/2024	0.00%	97,000	90,484

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	0.00%	267,000	216,008

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	0.00%	260,000	189,472

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	0.00%	336,000	218,877

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	0.00%	378,000	219,883

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	0.00%	3,597,000	886,265

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	0.00%	2,930,000	527,459

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,282,796

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	36,660

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	495,394

Puerto Rico (amortized cost $8,943,639)			15,385,193	8,879,508

Oregon 6.0%

Multnomah County Hospital - Series A - 2023 (m)	10/1/2023	5.45%	5,815,000	5,815,000

Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

Washington 2.1%

Tacoma / Local Improvement District #65 - Senior Bonds - 2043	4/1/2043	5.75%	2,185,000	2,045,968

Washington (amortized cost $2,045,947)			2,185,000	2,045,968

Missouri 0.8%

Kansas City IDA - Series A - 2028	1/1/2028	6.75%	34,000	34,070

St Louis IDA - Series A - 2027	5/1/2027	6.75%	805,000	756,974

Missouri (amortized cost $839,000)			839,000	791,044

Oklahoma 0.5%

Haskell County Public Facilities - Series B - 2024 (g)	4/1/2024	5.25%	450,000	445,077

Oklahoma (amortized cost $450,000)			450,000	445,077

California 0.3%

Freddie Mac - 2037 (g)(j)	1/1/2037	0.00%	270,706	270,706

California (amortized cost $270,706)			270,706	270,706

Other Municipal Bonds (amortized cost $109,307,930)			$115,894,899	$96,274,155

Short-Term Municipal Bonds 4.7%
Colorado 74.6%

Boulder Housing Authority / Broadway East - Series A - 2037 (LOC 1)	9/1/2037	3.78%	$1,485,000	$1,485,000

Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000

Broomfield URA / Event Center - Series A - 2030 (LOC 2)	12/1/2030	3.85%	7,185,000	7,185,000

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	3.78%	4,960,000	4,960,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.84%	1,100,000	1,100,000

Jeffco Business Center MD #1 - Series A - 2023 (j)	5/1/2023	0.00%	1,006,000	1,006,000

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 LOC (3)	12/1/2029	3.80%	38,545,000	38,545,000

Colorado (amortized cost $58,090,000)			58,596,000	58,596,000

Multi-State 23.4%
Freddie Mac VR - 2045 (LOC 4)	12/15/2045	3.76%	18,365,000	18,365,000

Multi-State (amortized cost $18,365,000)			18,365,000	18,365,000

South Dakota 2.0%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2023 (m)	1/1/2023	8.28%	875,000	875,000

Oglala Sioux Tribe - Series A - 2023 (m)	3/1/2023	4.50%	700,000	697,823

South Dakota (amortized cost $1,575,000)			1,575,000	1,572,823

Puerto Rico 0.1%
Puerto Rico - Series A - 2023	7/1/2023	5.25%	51,698	51,698

Puerto Rico (amortized cost $52,990)			51,698	51,698

Short-Term Municipal Bonds (amortized cost $78,082,990)			$78,587,698	$78,585,521

Colorado Capital Appreciation and Zero Coupon Bonds 4.1%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	0.00%	$7,565,000	$6,209,730

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	0.00%	21,285,000	10,939,426

Conifer MD - Series B - 2031 (a)(d)(g)(j)	12/1/2031	0.00%	7,470,000	2,988,000

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	257,882

PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	710,000	149,100

PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	3,122,000	655,620

PV ERU Holding Trust - Series A CABs - 2039 (a)(m)	2/14/2039	0.00%	13,168,000	2,765,280

PV ERU Holding Trust - Series A CABs - 2037 (a)(m)	12/15/2037	0.00%	14,000,000	2,940,000

Ravenna MD - Series A CABs - 2046 (d)	12/1/2046	5.00%	33,685,000	29,942,597

Ravenna MD - Series A CABs - 2023 (d)	12/1/2023	0.00%	325,000	308,497

Ravenna MD - Series A CABs - 2024 (d)	12/1/2024	0.00%	490,000	439,025

Ravenna MD - Series A CABs - 2025 (d)	12/1/2025	0.00%	585,000	494,401

Rockinghorse MD #2 - Series A CABs - 2024	1/1/2024	6.00%	3,565,000	3,666,638

Rockinghorse MD #2 - Series B - 2024	1/1/2024	6.50%	3,885,000	4,012,661

Rockinghorse MD #2 - Series C - 2024	6/1/2024	0.00%	1,115,000	1,087,080

Third Creek MD #1 - Senior CABs - 2026	12/1/2026	0.00%	2,285,000	1,372,714

Colorado (amortized cost $84,531,575)			114,021,000	68,228,650

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $84,531,575)			$114,021,000	$68,228,650

Colorado Taxable Certificates/Notes/Bonds 0.3%
Colorado 100.0%
Colliers Hill MD #2 / Taxable - Series B - 2047	12/15/2047	6.00%	$2,250,000	$1,851,885

CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,833,854

Woodmen Heights MD #2 / Taxable - Subordinate Bonds - 2040 (g)	12/15/2040	6.25%	1,804,000	1,667,383

Tabernash Pole Creek Note - Senior Bonds - 2022 (a)(j)	12/31/2023	0.00%	227,347	88,199

Colorado (amortized cost $6,241,347)			6,241,347	5,441,322

Colorado Taxable Certificates/Notes/Bonds (amortized cost $6,241,347)			$6,241,347	$5,441,322

Total investments, at value (amortized cost $1,481,144,427)	79.6%			$1,335,273,247

Other assets net of liabilities	20.4%			342,185,534

Net Assets	100.0%			$1,677,458,781

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2022. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2022.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,982,250 and a value of $6,729,743 or less than 1.0% of net assets, as of December 31, 2022.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $503,550,309 representing 30.02% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2022

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.
4. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2022 (unaudited)

Defaulted or Non-income Producing Investments

    The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,872,347 and such bonds have a value of $19,236,049 or 1.15% of net assets, as of December 31, 2022. These securities have been identified in the accompanying Schedule of Investments.

    The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $13,687,500 or 0.82% of net assets, as December 31, 2022. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

    The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

    Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

    Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

    Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

    Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

    Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

    Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

    The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of December 31, 2022:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/ Bonds	Total Securities December 31, 2022

Level 1 Securities	$-	$-	$-	$-	$-	$-
Level 2 Securities	1,078,115,686	80,399,280	90,188,449	64,932,154	5,353,123	1,318,988,692
Level 3 Securities	7,616,650	5,321,000	270,706	2,988,000	88,199	16,284,555

Totals	$1,085,732,336	$85,720,280	$90,459,155	$67,920,154	$5,441,322	$1,335,273,247

From September 30, 2022 to December 31, 2022 there were no Level 1 Securities.

Purchase Accrued Interest

    Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the December 31, 2022 balance of $92,156,671). Approximately $225,060,887 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $88,560,287 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

    Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2022 the interest rates paid on these obligations ranged from 3.76% to 3.85%.

Income Tax Information

    At December 31, 2022 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,481,144,427

Gross unrealized appreciation	$10,835,886
Gross unrealized (depreciation)	(156,707,066)

Net unrealized appreciation (depreciation) of investments	$(145,871,180)

Litigation

The Fund is periodically involved in various legal proceedings. As of December 31, 2022, the Fund has a litigation payable of -$156,527 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2022 shareholder report on Form N-CSR filed with the Securities and Exchange Commission on December 5, 2022. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of September 30, 2022 was set forth in the schedule of investments included in the Fund’s above referenced 2022 shareholder report.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado Bondshares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose a levy on Century’s parcel of real property within the District. In response, the Fund and the Trustee asserted counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, and a Declaratory Judgment that the District has violated the Trust Indenture. The parties to the litigation have recently completed initial case management procedures and discovery has commenced. The initial trial date has been set for July 17, 2023. It is impossible to determine the direction, cost, duration or ultimate outcome of these matters.